Fair Value Measurements (Details) - Schedule of derivative warrant liabilities - Moringa Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of derivative warrant liabilities [Line Items]
Value of private warrant liability measured with Level 3 inputs at Initial Measurement	$ 342,684
Change in fair value of private warrant liability measured with Level 3 inputs	(182,343)
Transfer in/out
Value of warrant liability measured with Level 3 inputs on December 31, 2021	$ 160,341